Incentive Units - Additional Information (Detail) (USD $)	9 Months Ended		12 Months Ended				0 Months Ended	1 Months Ended		1 Months Ended	9 Months Ended					9 Months Ended			1 Months Ended	9 Months Ended	12 Months Ended		0 Months Ended	1 Months Ended	3 Months Ended	9 Months Ended		12 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 Incentive Units [Member]	Dec. 31, 2012 Incentive Units [Member]	Nov. 01, 2013 Black Diamond, Classic GP and Classic [Member]	Nov. 30, 2013 Black Diamond, Classic GP and Classic [Member]	Nov. 01, 2013 Black Diamond, Classic GP and Classic [Member]	Jul. 31, 2013 BlueStone Natural Resources Holdings, LLC [Member]	Sep. 30, 2014 BlueStone Natural Resources Holdings, LLC [Member]	Sep. 30, 2013 BlueStone Natural Resources Holdings, LLC [Member]	Sep. 30, 2014 BlueStone Natural Resources Holdings, LLC [Member] Special Tier and Tier I Unit Holders [Member]	Dec. 31, 2013 BlueStone Natural Resources Holdings, LLC [Member] Special Tier and Tier I Unit Holders [Member]	Sep. 30, 2014 MRD Holdco LLC [Member]	Sep. 30, 2014 MRD Holdco LLC [Member] Subsequent Incentive Units [Member]	Sep. 30, 2014 MRD Holdco LLC [Member] Exchanged Incentive Units [Member]	Sep. 30, 2014 MRD Holdco LLC [Member] Exchanged Incentive Units [Member] Subsequent Incentive Units [Member]	Dec. 31, 2013 WildHorse Resources, LLC [Member]	Sep. 30, 2014 WildHorse Resources, LLC [Member]	Dec. 31, 2012 WildHorse Resources, LLC [Member]	Jun. 18, 2014 WildHorse Resources, LLC [Member]	Apr. 01, 2013 Tanos Energy LLC [Member]	Apr. 30, 2013 Tanos Energy LLC [Member]	Sep. 30, 2013 Tanos Energy LLC [Member]	Sep. 30, 2013 Tanos Energy LLC [Member]	Sep. 30, 2014 Minimum [Member]	Dec. 31, 2013 Minimum [Member]	Sep. 30, 2014 Maximum [Member]	Dec. 31, 2013 Maximum [Member]
Equity Incentive Plan [Line Items]
Ranging of distributions for incentive units																											10.00%	10.00%	31.50%	31.50%
Percentage of future distributions incentive unit holders are entitled to after payout has been achieved													16.50%	16.50%		0.70%	9.30%
Percentage of ownership interest sold to company																							1.066%
Compensation expense as component of general and administrative expense								$ 12,600,000		$ 19,100,000									$ 10,000,000		$ 9,500,000			$ 5,800,000	$ 5,800,000	$ 5,800,000
Compensation expense			3,557,000	1,423,000	0	0					1,000,000	19,100,000				600,000	136,700,000			831,100,000
Percentage of interest contributed former management members																						0.10%
Exchange of incentive units	193,559,211		0																			42,334,323
Cash consideration paid to certain former management members																						30,000,000
Carrying amount of the noncontrolling interest	1,022,721,000		580,615,000	231,662,000																		400,000
Fair value of consideration paid for noncontrolling interests	3,292,000	1,270,000	15,135,000				28,500,000													3,300,000
Cash component of incentive unit compensation expense																				26,700,000
Incentive units exchanges for shares of our common stock																				804,400,000
The number of incentive units authorized by governing documents															1,000
Incentive units granted in an exchange for cancelled predecessor awards																	930
Unrecognized compensation expense																5,300,000	158,500,000
Subsequent incentive units																70
Remaining expected life																		3 years
Fair value of consideration paid for noncontrolling interests, amount payable in quarterly installments									2,000,000
Accrued liability	$ 179,381,000		$ 98,130,000	$ 33,487,000															$ 10,000,000
Membership interest that will be contributed by certain former management members																			0.10%